Government assistance	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Government assistance
22.	GOVERNMENT ASSISTANCE
The Company’s government assistance, including tax credits, was as follows:

	Years ended
	January 31, 2025	January 31, 2024
		Reclassified (Note 2)
Recorded against research and development expense	$65.2	$40.2
Recorded against other elements of operating income	2.6	4.7
	$67.8	$44.9

Recorded against the cost of property, plant and equipment	$0.4	$9.8
Recorded against the cost of intangibles	$1.6	$—